CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net (loss) earnings		$ (25.6)	$ 442.2
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value	[1]	(25.8)	(16.7)
Items that are or may be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value	[2]	(47.9)	11.9
Cash flow hedges - reclassified to profit or loss	[3]	(9.1)	(13.2)
Total other comprehensive income (loss), net of tax		(82.8)	(18.0)
Total comprehensive (loss) income		(108.4)	424.2
Attributable to non-controlling interest		(2.0)	(3.2)
Attributable to common shareholders		$ (106.4)	$ 427.4

[1]	Net of tax expense (recovery) of $(0.3) million (2017 - $0.3 million).
[2]	Net of tax expense (recovery) of $(20.9) million (2017 - $4.8 million).
[3]	Net of tax expense (recovery) of $0.2 million (2017 - $(5.9) million).